Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income / (loss)	$ 44,012	$ 99,481	$ (21,189)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities :
Vessel depreciation and amortization (Note 5)	57,476	52,208	48,235
Vessels' impairment	0	0	43,178
Gain from bargain purchase (Note 3)	0	(42,256)	0
Amortization of deferred charges	809	405	480
Amortization of above market acquired charters (Note 6)	16,000	13,594	7,904
Equity compensation expense (Note 13)	0	3,528	3,826
Gain on interest rate swap agreements (Note 8)	0	(4)	(1,448)
Loss / (gain) on sale of vessels to third parties (Note 5)	0	7,073	(1,296)
Accrual on gain on sale of claim (Note 15)	0	644	0
Changes in operating assets and liabilities:
Trade accounts receivable	1,777	(1,171)	221
Due from related parties	612	(667)	0
Prepayments and other assets	(463)	(117)	237
Inventories	(694)	(407)	1,677
Trade accounts payable	(1,570)	2,066	(5,594)
Due to related parties	3,811	(3,761)	7,009
Accrued liabilities	178	1,573	480
Deferred revenue	3,919	(1,852)	1,078
Drydocking costs	(590)	(761)	0
Net cash provided by operating activities	125,277	129,576	84,798
Cash flows from investing activities:
Vessel acquisitions and improvements (Notes 3, 5)	(103)	(363,038)	(1,614)
Advances for vessels under construction - related party (Note 5)	(30,224)	0	0
Increase in restricted cash	0	(4,500)	(3,750)
Proceeds from sale of vessels (Notes 5)	0	32,192	21,299
Net cash (used in) / provided by investing activities	(30,327)	(335,346)	15,935
Cash flows from financing activities:
Proceeds from issuance of Partnership units (Notes 3, 12)	173,932	195,771	140,000
Expenses paid for issuance of Partnership units	(416)	(3,410)	(1,673)
Repurchase from CMTC and cancellation of Partnership's units (Note 12)	(60,000)	0	0
Proceeds from issuance of long-term debt (Note 7)	0	129,000	0
Payments of long-term debt (Note 7)	(5,400)	(4,050)	(175,215)
Loan issuance costs	(41)	(2,879)	(348)
Dividends paid	(102,798)	(88,241)	(73,316)
Net cash provided by / (used in) financing activities	5,277	226,191	(110,552)
Net increase / (decrease) in cash and cash equivalents	100,227	20,421	(9,819)
Cash and cash equivalents at beginning of period	63,972	43,551	53,370
Cash and cash equivalents at end of period	164,199	63,972	43,551
Supplemental Cash Flow Information
Cash paid for interest	16,564	14,845	25,864
Non-Cash Investing and Financing Activities
Excess between the fair value of the contracted vessels and the contractual cash consideration (Note 5)	36,417	0	0
Capital expenditures included in liabilities	183	103	134
Offering expenses included in liabilities	12	(7)	1,908
Capitalized dry docking and deferred costs included in liabilities	0	628	0
Fair value of vessels purchased, M/V Archimidis and M/V Agamemnon (Note 3)	0	0	133,000
Fair value of vessels sold, M/T Alexander the Great and M/T Achilleas, reduced by the net cash consideration received (Note 3)	0	0	(137,500)
Acquisition of above market time charter (Notes 3, 6)	$ 0	$ 97,256	$ 4,500